Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000745463
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2015
Prospectus Date	rr_ProspectusDate	Jul. 01, 2015